Segment Information - Schedule of Reconciliation of Reportable Segment Amounts to the Consolidated Balances (Details) - USD ($) $ in Millions	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Adjustments to reconcile to total revenues:
Reimbursable debit network fees, postage, and other	$ 926			$ 930						$ 1,799	$ 1,805	$ 3,604	$ 3,507	$ 3,362
Total revenues	2,872	$ 2,883	$ 2,792	2,837	$ 2,640	$ 2,797	$ 2,712	$ 2,709	$ 2,591	5,567	5,477	11,152	10,809	10,680
Segment EBITDA	702			681						1,265	1,295	2,663	2,449	2,436
Depreciation and amortization	(252)			(263)						(503)	(528)	(1,056)	(1,091)	(1,192)
Interest expense	(406)			(463)						(813)	(927)	(1,739)	(1,867)	(1,896)
Interest income	1			4						2	7	11	11	9
Loss on debt extinguishment	0			0						0	(3)	(274)	(79)	(56)
Income tax (expense) benefit	(10)			(40)						(13)	(77)	(82)	(105)	243
Stock-based compensation	(16)			(5)						(23)	(34)	(51)	(39)	(12)
Net loss attributable to First Data Corporation	(26)	$ 12	$ (235)	(34)	$ (201)	$ (121)	$ (216)	$ (237)	$ (378)	(138)	(235)	(458)	(952)	(736)
Total operating segments
Segment Reporting, Revenue Reconciling Item [Line Items]
Total segment revenues	1,765			1,742						3,420	3,371	6,904	6,684	6,682
Adjustments to reconcile to total revenues:
Segment EBITDA	734			730						1,343	1,380
Corporate
Segment Reporting, Revenue Reconciling Item [Line Items]
Total segment revenues	0			0						0	0	0	0	0
Adjustments to reconcile to total revenues:
Segment EBITDA	(32)			(49)						(78)	(85)	(161)	(148)	(125)
Adjustments
Adjustments to reconcile to total revenues:
Adjustments for non-wholly-owned entities	20			15						40	16	57	39	73
ISO commission expense	161			150						308	285	587	579	563
Reimbursable debit network fees, postage, and other	926			930						1,799	1,805	3,604	3,507	3,362
Adjustments for non-wholly owned entities	6			8						13	10	24	2	7
Depreciation and amortization	(252)			(263)						(503)	(528)	(1,056)	(1,091)	(1,192)
Interest expense	(406)			(463)						(813)	(927)	(1,739)	(1,867)	(1,896)
Interest income	1			4						2	7	11	11	9
Loss on debt extinguishment												(274)	(79)	(56)
Other items	45			(58)						50	(52)	95	(129)	(150)
Income tax (expense) benefit	(10)			(40)						(13)	(77)	(82)	(105)	243
Stock-based compensation	(16)			(5)						(23)	(34)	(50)	(38)	(12)
Costs of alliance conversions	(2)			(6)						(5)	(13)	(20)	(68)	(77)
KKR related items	(5)			(8)						(11)	(14)	(27)	(32)	(34)
Debt issuance costs	1			0						0	(3)	(3)	(5)	(14)
Global Business Solutions | Total operating segments
Segment Reporting, Revenue Reconciling Item [Line Items]
Total segment revenues	1,056			1,040						2,018	1,984	4,046	3,938	3,870
Adjustments to reconcile to total revenues:
Segment EBITDA	454			451						814	837	1,687	1,644	1,606
Global Financial Solutions | Total operating segments
Segment Reporting, Revenue Reconciling Item [Line Items]
Total segment revenues	353			365						710	720	1,489	1,384	1,406
Adjustments to reconcile to total revenues:
Segment EBITDA	124			126						243	246	529	404	370
Network & Security Solutions | Total operating segments
Segment Reporting, Revenue Reconciling Item [Line Items]
Total segment revenues	356			337						692	667	1,369	1,362	1,406
Adjustments to reconcile to total revenues:
Segment EBITDA	$ 156			$ 153						$ 286	$ 297	608	549	585
Total reported segments | Total operating segments
Segment Reporting, Revenue Reconciling Item [Line Items]
Total segment revenues												6,904	6,684	6,682
Adjustments to reconcile to total revenues:
Segment EBITDA												$ 2,824	$ 2,597	$ 2,561